FAIR VALUE MEASUREMENTS (Schedule of Change of Fair Value Measurements that are Categorized Within Level 3) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Change of fair value measurements that are categorized within Level 3
Total fair value as of January 1, 2016	$ 3,177
Settlements	(2,214)
Changes in fair value recognized in expenses	(86)
Accretion of payment obligation	23
Total fair value as of June 30, 2016	$ 900